Cash and cash equivalents - Changes in operating assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Decrease (increase) in assets
Trade accounts receivable	$ 8,537	$ (63,172)	$ (54,188)
Inventory	52,472	(15,675)	(62,586)
Other assets	(70,101)	23,256	9,144
Increase (decrease) in liabilities
Trade payables	57,411	47,573	9,557
Confirming payables	(40,613)	8,737	5,743
Salaries and payroll charges	(21,632)	9,776	25,206
Contractual liabilities	(29,543)	(36,299)	250,000
Related parties	27,167
Other liabilities	26,877	(59,348)	(1,809)
Changes in operating assets and liabilities	$ 10,575	$ (85,152)	$ 181,067